NOTES PAYABLE - Summary of company debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Feb. 28, 2011	Dec. 31, 2010
Convertible debt Series A: F-1 assets			$ 2,000,000
Equipment loans: Specific equipment	548,000	495,000		114,000
Prinicpal Balance
HCIC seller carry back: Shares in the HCIC	7,362,400
Orlando purchase: 188 acres of land	187,500
Convertible debt Series A: F-1 assets	2,000,000
Convertible debt Series B:F-2 assets	5,332,000
Bridge Loan: Unsecured	3,994,000
CWCB: Certain Orlando and Farmland assets	1,114,000
FNB - Dionisio Farm: Dionisio farmland and 146.4 shares of BIDC, well permits	900,000
Equipment loans: Specific equipment	138,700
Total	21,028,600
Less: Current portion	(10,794,600)
Net long term due before discounts	10,234,000
Less: Discount on Series B	(2,496,500)
Less: Discount on Bridge Loan	(331,700)
Long Term portion	7,405,800
AccruedInterestMember
HCIC seller carry back: Shares in the HCIC
Orlando purchase: 188 acres of land	10,500
Convertible debt Series A: F-1 assets	50,000
Convertible debt Series B:F-2 assets	159,500
Bridge Loan: Unsecured
CWCB: Certain Orlando and Farmland assets	6,000
FNB - Dionisio Farm: Dionisio farmland and 146.4 shares of BIDC, well permits	2,000
Equipment loans: Specific equipment	700
Total	$ 228,700
InterestRateMember
HCIC seller carry back: Shares in the HCIC, interest rate	6
Orlando purchase: 188 acres of land, interest rate	7
Convertible debt Series A: F-1 assets, interest rate	6
Convertible debt Series B:F-2 assets, interest rate	6
Bridge Loan: Unsecured, interest rate	12
CWCB: Certain Orlando and Farmland assets, interest rate	2.5
Equipment loans: Specific equipment, interest rate	5